Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	¥ 59,954	¥ 60,051
Interest-earning deposits in other banks	48,957	53,990
Call loans and funds sold	2,970	1,802
Receivables under resale agreements	16,370	14,059
Receivables under securities borrowing transactions	5,085	4,556
Investment securities	24,657	21,520
Loans, net of allowance for credit losses	123,110	118,679
Other financial assets	11,564	10,108
Non-interest-bearing	38,084	37,804
Interest-bearing	205,757	197,500
Total deposits	243,841	235,304
Call money and funds purchased	3,854	3,438
Payables under repurchase agreements	32,960	40,132
Payables under securities lending transactions	1,017	1,138
Due to trust account and other short-term borrowings	14,412	14,260
Long-term debt	40,186	38,704
Other financial liabilities	9,875	9,595
Carrying amounts of investments in equity method investees	3,950	3,482
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	59,954	60,051
Interest-earning deposits in other banks	48,957	53,990
Call loans and funds sold	2,970	1,802
Receivables under resale agreements	16,370	14,059
Receivables under securities borrowing transactions	5,085	4,556
Investment securities	24,158	21,386
Loans, net of allowance for credit losses	123,162	118,933
Other financial assets	11,564	10,108
Non-interest-bearing	38,084	37,804
Interest-bearing	205,841	197,573
Total deposits	243,925	235,377
Call money and funds purchased	3,854	3,438
Payables under repurchase agreements	32,960	40,132
Payables under securities lending transactions	1,017	1,138
Due to trust account and other short-term borrowings	14,412	14,260
Long-term debt	39,045	37,928
Other financial liabilities	9,875	9,595
Estimated fair value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	59,954	60,051
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	14,654	13,527
Loans, net of allowance for credit losses	2	2
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Estimated fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	48,957	53,990
Call loans and funds sold	2,970	1,802
Receivables under resale agreements	16,370	14,059
Receivables under securities borrowing transactions	5,085	4,556
Investment securities	6,761	5,354
Loans, net of allowance for credit losses	288	263
Other financial assets	11,564	10,108
Non-interest-bearing	38,084	37,804
Interest-bearing	205,841	197,573
Total deposits	243,925	235,377
Call money and funds purchased	3,854	3,438
Payables under repurchase agreements	32,960	40,132
Payables under securities lending transactions	1,017	1,138
Due to trust account and other short-term borrowings	14,412	14,260
Long-term debt	39,045	37,928
Other financial liabilities	9,875	9,595
Estimated fair value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Call loans and funds sold	0	0
Receivables under resale agreements	0	0
Receivables under securities borrowing transactions	0	0
Investment securities	2,743	2,505
Loans, net of allowance for credit losses	122,872	118,668
Other financial assets	0	0
Non-interest-bearing	0	0
Interest-bearing	0	0
Total deposits	0	0
Call money and funds purchased	0	0
Payables under repurchase agreements	0	0
Payables under securities lending transactions	0	0
Due to trust account and other short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	¥ 0	¥ 0